Issued Capital and Reserves (Details) - Schedule of number of ordinary shares authorized - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of number of ordinary shares authorized [Abstract]
Number of shares, Ordinary shares	450,000,000	450,000,000